UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $518,818 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     8978    79800 SH       SOLE                    32302        0    47498
AMB PROPERTY CORP              COM              00163T109    18622   411082 SH       SOLE                   135107        0   275975
AMERICAN CAMPUS CMNTYS INC     COM              024835100     6440   190079 SH       SOLE                    81656        0   108423
AVALONBAY CMNTYS INC           COM              053484101    30109   305927 SH       SOLE                   114851        0   191076
BOSTON PROPERTIES INC          COM              101121101    27658   295300 SH       SOLE                    94720        0   200580
CAPLEASE INC                   COM              140288101     2500   315200 SH       SOLE                   123019        0   192181
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    26023   644938 SH       SOLE                   234242        0   410696
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     1224    38630 SH       SOLE                    33950        0     4680
DIGITAL RLTY TR INC            COM              253868103    28299   598924 SH       SOLE                   236629        0   362295
DOUGLAS EMMETT INC             COM              25960p109    14873   644698 SH       SOLE                   222541        0   422157
DUKE REALTY CORP               COM NEW          264411505     2876   117000 SH       SOLE                        0        0   117000
ESSEX PPTY TR INC              COM              297178105    13313   112507 SH       SOLE                    40323        0    72184
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    23375   273070 SH       SOLE                    91433        0   181637
HCP INC                        COM              40414l109     2091    52115 SH       SOLE                    12115        0    40000
HEALTH CARE REIT INC           COM              42217k106    23103   434021 SH       SOLE                   174617        0   259404
HEALTHCARE RLTY TR             COM              421946104    11729   402378 SH       SOLE                   157489        0   244889
MACERICH CO                    COM              554382101    25668   403266 SH       SOLE                   142881        0   260385
MEDICAL PPTYS TRUST INC        COM              58463j304    16310  1436969 SH       SOLE                   722132        0   714837
PROLOGIS                       SH BEN INT       743410102    35564   861730 SH       SOLE                   281155        0   580575
REGENCY CTRS CORP              COM              758849103    24617   369126 SH       SOLE                   145154        0   223972
SENIOR HSG PPTYS TR            SH BEN INT       81721m109     2457   103085 SH       SOLE                    62010        0    41075
SIMON PPTY GROUP INC NEW       COM              828806109    66692   687551 SH       SOLE                   223757        0   463794
SL GREEN RLTY CORP             COM              78440x101    18217   281134 SH       SOLE                    94896        0   186238
TANGER FACTORY OUTLET CTRS I   COM              875465106    21622   493756 SH       SOLE                   184702        0   309054
TAUBMAN CTRS INC               COM              876664103     5546   110911 SH       SOLE                    29539        0    81372
VENTAS INC                     COM              92276F100    20649   417818 SH       SOLE                   155980        0   261838
VORNADO RLTY TR                SH BEN INT       929042109    40263   442696 SH       SOLE                   146052        0   296644